Transamerica International Stock

SCHEDULE OF INVESTMENTS

At July 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 95.6%
Australia - 4.7%
BlueScope Steel Ltd.	44,835	$ 657,726
Brambles Ltd.	193,069	1,824,660
Commonwealth Bank of Australia	8,491	602,907
CSL Ltd.	3,294	594,122
Mineral Resources Ltd.	7,895	378,798
National Australia Bank Ltd.	33,617	641,739
Nufarm Ltd.	113,363	408,904
Perseus Mining Ltd.	548,803	639,575
Qantas Airways Ltd. (A)	401,285	1,760,116
Scentre Group, REIT	145,729	275,060
South32 Ltd.	291,423	759,505

		8,543,112

Belgium - 0.4%
Anheuser-Busch InBev SA	11,057	632,781

China - 0.7%
Yangzijiang Shipbuilding Holdings Ltd.	1,063,900	1,232,116

Denmark - 5.4%
Danske Bank AS	101,036	2,397,916
Genmab AS (A)	3,338	1,372,651
Novo Nordisk AS, Class B	35,745	5,760,423
Pandora AS	3,366	336,928

		9,867,918

Finland - 1.5%
Nokia OYJ	134,985	531,033
Nordea Bank Abp	195,991	2,217,150

		2,748,183

France - 10.8%
Air France-KLM (A)	456,223	787,790
BNP Paribas SA	9,830	648,701
Capgemini SE	7,240	1,312,269
Cie de Saint-Gobain	25,571	1,728,530
Eiffage SA	12,951	1,347,354
Hermes International	707	1,567,520
LVMH Moet Hennessy Louis Vuitton SE	4,057	3,783,097
Publicis Groupe SA	8,267	667,356
Remy Cointreau SA (A)	3,509	602,450
Renault SA	35,431	1,554,555
Rexel SA	25,081	604,478
Sanofi	13,046	1,392,667
Societe Generale SA	13,606	369,732
TotalEnergies SE	26,907	1,634,826
Unibail-Rodamco-Westfield, REIT (A)	14,008	794,117
Veolia Environnement SA	23,292	758,043

		19,553,485

Germany - 6.9%
Bayer AG	14,460	844,861
Bayerische Motoren Werke AG	13,268	1,617,245
Delivery Hero SE (A) (B)	6,922	314,057
Deutsche Telekom AG	98,613	2,151,369
DHL Group	16,994	872,959
Infineon Technologies AG	40,505	1,781,411
Mercedes-Benz Group AG	10,300	822,637

	Shares	Value
COMMON STOCKS (continued)
Germany (continued)
Merck KGaA	10,485	$ 1,842,216
SAP SE	17,085	2,336,850

		12,583,605

Hong Kong - 1.6%
AIA Group Ltd.	111,000	1,101,617
CK Hutchison Holdings Ltd.	222,000	1,369,193
New World Development Co. Ltd.	157,000	386,113

		2,856,923

Israel - 0.5%
Teva Pharmaceutical Industries Ltd., ADR (A)	104,700	879,480

Italy - 2.7%
Enel SpA	86,462	596,247
Ferrari NV	3,245	1,039,680
Intesa Sanpaolo SpA	779,144	2,252,183
Leonardo SpA	72,079	975,975

		4,864,085

Japan - 24.9%
Canon, Inc.	41,900	1,081,775
Chugoku Electric Power Co., Inc. (A)	79,000	547,972
Cosmo Energy Holdings Co. Ltd.	13,900	430,000
Daiichi Sankyo Co. Ltd.	37,700	1,151,948
Disco Corp.	3,600	674,122
FUJIFILM Holdings Corp.	44,000	2,550,648
Fujitsu Ltd.	10,100	1,305,230
Honda Motor Co. Ltd.	39,400	1,249,866
Ibiden Co. Ltd.	13,500	818,550
Inpex Corp.	37,200	479,169
ITOCHU Corp.	85,100	3,439,532
Japan Tobacco, Inc.	27,900	618,344
KDDI Corp.	24,100	709,287
Marubeni Corp.	161,800	2,858,639
Mitsubishi Corp.	46,700	2,384,814
Mitsubishi Heavy Industries Ltd.	44,000	2,081,777
Mitsubishi UFJ Financial Group, Inc.	296,200	2,386,006
Mitsui & Co. Ltd.	29,300	1,141,189
Mizuho Financial Group, Inc.	41,990	709,549
MS&AD Insurance Group Holdings, Inc.	24,700	918,795
Murata Manufacturing Co. Ltd.	9,400	550,065
Nintendo Co. Ltd.	23,800	1,079,043
Nippon Telegraph & Telephone Corp.	1,717,500	1,966,617
Olympus Corp.	33,900	551,993
Otsuka Corp.	15,300	636,348
Otsuka Holdings Co. Ltd.	20,800	763,926
Renesas Electronics Corp. (A)	43,700	846,416
Sekisui Chemical Co. Ltd.	84,800	1,286,917
Sekisui House Ltd. (C)	33,100	674,494
Seven & i Holdings Co. Ltd.	20,800	861,592
SoftBank Group Corp.	11,100	565,046
Sony Group Corp.	17,400	1,628,517
Sumitomo Mitsui Financial Group, Inc.	67,000	3,152,553
Sysmex Corp.	13,200	893,052
Takeda Pharmaceutical Co. Ltd.	17,800	543,140
Toyota Motor Corp.	94,100	1,578,200

		45,115,131

Netherlands - 5.7%
ASML Holding NV	6,221	4,461,043
Heineken NV (C)	4,538	444,767
Just Eat Takeaway.com NV (A) (B)	32,407	582,076
Koninklijke Ahold Delhaize NV	32,347	1,116,224
NN Group NV	26,167	1,003,519

Transamerica Funds	Page 1

Transamerica International Stock

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Netherlands (continued)
Prosus NV (A)	9,013	$ 713,803
Stellantis NV	99,676	2,043,267

		10,364,699

New Zealand - 0.5%
Xero Ltd. (A)	11,067	908,473

Norway - 0.3%
Equinor ASA	15,725	478,497

Singapore - 0.6%
DBS Group Holdings Ltd.	42,700	1,100,133

Spain - 3.1%
Banco Bilbao Vizcaya Argentaria SA	91,075	721,988
Banco Santander SA	470,310	1,904,760
Cellnex Telecom SA (B)	8,934	364,824
Iberdrola SA	124,499	1,554,348
Repsol SA	26,983	412,383
Telefonica SA	141,324	602,431

		5,560,734

Sweden - 2.9%
Assa Abloy AB, B Shares	35,013	841,531
Atlas Copco AB, A Shares	132,234	1,880,551
Essity AB, Class B	66,346	1,644,405
SSAB AB, B Shares	140,087	856,247

		5,222,734

Switzerland - 7.5%
Alcon, Inc.	29,463	2,501,509
Cie Financiere Richemont SA, Class A	4,932	793,486
Glencore PLC	53,000	322,097
Holcim Ltd. (A)	13,302	924,375
Nestle SA	18,602	2,279,894
Novartis AG	14,747	1,540,060
Roche Holding AG	5,817	1,805,034
Swiss Life Holding AG	2,567	1,627,244
UBS Group AG	83,773	1,851,642

		13,645,341

United Kingdom - 14.9%
3i Group PLC	109,547	2,779,407
Anglo American PLC	14,042	431,418
Ashtead Group PLC	10,875	804,169
AstraZeneca PLC	18,368	2,636,827
BAE Systems PLC	64,491	770,868
Barclays PLC	544,251	1,082,340
Bellway PLC	10,652	302,932
BP PLC	173,134	1,073,185
Coca-Cola Europacific Partners PLC	23,654	1,499,427
Compass Group PLC	34,039	885,473
Diageo PLC	10,770	469,591
GSK PLC	43,518	773,282
Halma PLC	24,474	702,298
HSBC Holdings PLC	365,478	3,031,380
Imperial Brands PLC	81,233	1,917,685
Lloyds Banking Group PLC	1,119,267	645,451
RELX PLC	31,611	1,062,881
Rio Tinto PLC	18,527	1,224,496
Rolls-Royce Holdings PLC (A)	479,163	1,136,705
Shell PLC	50,166	1,523,243

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
SSE PLC	63,083	$ 1,364,539
Standard Chartered PLC	99,284	952,308

		27,069,905

Total Common Stocks (Cost $145,631,877)		173,227,335

PREFERRED STOCK - 1.1%
Germany - 1.1%
Volkswagen AG, 23.03% (D)	14,468	1,917,817

Total Preferred Stock (Cost $2,211,500)		1,917,817

EXCHANGE-TRADED FUND - 1.0%
United States - 1.0%
iShares MSCI EAFE ETF	23,800	1,772,148

Total Exchange-Traded Fund (Cost $1,713,066)		1,772,148

Total Investments (Cost $149,556,443)		176,917,300
Net Other Assets (Liabilities) - 2.3%		4,217,372

Net Assets - 100.0%		$ 181,134,672

Transamerica Funds	Page 2

Transamerica International Stock

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	14.0%	$24,816,796
Pharmaceuticals	11.3	19,933,864
Automobiles	6.7	11,823,267
Trading Companies & Distributors	6.4	11,232,821
Semiconductors & Semiconductor Equipment	4.4	7,762,992
Textiles, Apparel & Luxury Goods	3.7	6,481,031
Oil, Gas & Consumable Fuels	3.4	6,031,303
Metals & Mining	3.0	5,269,862
Machinery	2.9	5,194,444
Diversified Telecommunication Services	2.9	5,085,241
Insurance	2.6	4,651,175
Capital Markets	2.6	4,631,049
Electric Utilities	2.3	4,063,106
Health Care Equipment & Supplies	2.2	3,946,554
Household Durables	2.2	3,892,860
Beverages	2.1	3,649,016
Technology Hardware, Storage & Peripherals	2.1	3,632,423
IT Services	1.8	3,253,847
Software	1.8	3,245,323
Aerospace & Defense	1.6	2,883,548
Building Products	1.5	2,570,061
Passenger Airlines	1.5	2,547,906
Tobacco	1.4	2,536,029
Food Products	1.3	2,279,894
Electronic Equipment, Instruments & Components	1.2	2,070,913
Consumer Staples Distribution & Retail	1.1	1,977,816
Biotechnology	1.1	1,966,773
Commercial Services & Supplies	1.0	1,824,660
Hotels, Restaurants & Leisure	1.0	1,781,606
International Equity Funds	1.0	1,772,148
Household Products	0.9	1,644,405
Industrial Conglomerates	0.8	1,369,193
Construction & Engineering	0.8	1,347,354
Wireless Telecommunication Services	0.7	1,274,333
Entertainment	0.6	1,079,043
Retail REITs	0.6	1,069,177
Professional Services	0.6	1,062,881
Construction Materials	0.5	924,375
Air Freight & Logistics	0.5	872,959
Multi-Utilities	0.4	758,043
Broadline Retail	0.4	713,803
Media	0.4	667,356
Communications Equipment	0.3	531,033
Chemicals	0.2	408,904
Real Estate Management & Development	0.2	386,113

Investments	100.0	176,917,300

Total Investments	100.0%	$176,917,300

Transamerica Funds	Page 3

Transamerica International Stock

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$2,378,907	$170,848,428	$—	$173,227,335
Preferred Stock	—	1,917,817	—	1,917,817
Exchange-Traded Fund	1,772,148	—	—	1,772,148

Total Investments	$4,151,055	$172,766,245	$—	$176,917,300

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2023, the total value of 144A securities is $1,260,957, representing 0.7% of the Fund’s net assets.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $1,096,129 collateralized by non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $1,151,179. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Rate disclosed reflects the yield at July 31, 2023.
(E)	There were no transfers in or out of Level 3 during the period ended July 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Transamerica Funds	Page 4

Transamerica International Stock

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica International Stock (the “Fund”) is a series of the Transamerica Funds.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Transamerica Funds	Page 5